Document and Entity Information	Nov. 05, 2019
Cover [Abstract]
Security Exchange Name	NASDAQ
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001351288
Document Type	8-K
Document Period End Date	Nov. 05, 2019
Entity Registrant Name	GW PHARMACEUTICALS PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-35892
Entity Address, Address Line One	Sovereign House
Entity Address, Address Line Two	Vision Park Chivers Way
Entity Address, City or Town	Histon Cambridge
Entity Address, Postal Zip Code	CB24 9BZ
Entity Address, Country	GB
City Area Code	44
Local Phone Number	1223 266 800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing 12 Ordinary Shares, par value £0.001 per share
Trading Symbol	GWPH
Entity Emerging Growth Company	false